UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JANUARY 31, 2017

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.7%
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.5%
Bridgestone Corp.	800	$29,354

Automobiles - 7.5%
Bayerische Motoren Werke AG	1,696	154,101
Daimler AG, Registered Shares	2,162	161,854
Toyota Motor Corp.	2,600	151,611

Total Automobiles		467,566

Hotels, Restaurants & Leisure - 0.1%
Accordia Golf Co., Ltd.	800	8,531

Household Durables - 1.2%
Berkeley Group Holdings PLC	235	8,278
Persimmon PLC	2,748	66,685

Total Household Durables		74,963

Internet & Direct Marketing Retail - 0.1%
N Brown Group PLC	1,791	4,925

Media - 4.1%
Eutelsat Communications SA	2,189	37,277
Metropole Television SA	317	6,226
Shaw Communications Inc., Class B Shares	2,502	53,972
SKY Network Television Ltd.	6,827	23,242
Sky PLC	10,676	134,438

Total Media		255,155

Specialty Retail - 0.6%
Aoyama Trading Co., Ltd.	500	17,625
Automotive Holdings Group Ltd.	3,284	9,738
Luk Fook Holdings International Ltd.	2,000	5,890
Matas A/S	315	4,596

Total Specialty Retail		37,849

Textiles, Apparel & Luxury Goods - 0.4%
Li & Fung Ltd.	60,000	26,138

TOTAL CONSUMER DISCRETIONARY		904,481

CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 0.4%
Axfood AB	1,475	24,249

Personal Products - 2.1%
Unilever PLC	3,307	134,270

Tobacco - 2.7%
British American Tobacco PLC	2,715	167,341

TOTAL CONSUMER STAPLES		325,860

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Enagas SA	3,396	83,218
Gaztransport Et Technigaz SA	237	9,772
Paz Oil Co., Ltd.	24	3,715
Snam SpA	32,130	122,089

TOTAL ENERGY		218,794

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
FINANCIALS - 22.0%
Banks - 11.2%
Banque Cantonale Vaudoise, Registered Shares	16	$10,914
National Australia Bank Ltd.	6,910	158,946
National Bank of Canada	301	12,993
Nordea Bank AB	14,001	169,188
Oversea-Chinese Banking Corp., Ltd.	17,200	114,597
Swedbank AB, Class A Shares	6,372	161,065
United Overseas Bank Ltd.	4,900	72,734

Total Banks		700,437

Capital Markets - 0.4%
IGM Financial Inc.	702	21,574

Consumer Finance - 0.2%
Cembra Money Bank AG	164	12,355	*

Insurance - 10.2%
Baloise Holding AG, Registered Shares	561	71,999
Euler Hermes Group	64	5,775
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	860	161,351
Power Financial Corp.	1,101	28,607
Sampo OYJ, Class A Shares	1,841	85,258
Swiss Life Holding AG, Registered Shares	449	135,714	*
Swiss Re AG	1,606	149,475

Total Insurance		638,179

TOTAL FINANCIALS		1,372,545

HEALTH CARE - 5.1%
Pharmaceuticals - 5.1%
Novartis AG, Registered Shares	2,167	158,657
Roche Holding AG	672	158,230

TOTAL HEALTH CARE		316,887

INDUSTRIALS - 13.5%
Aerospace & Defense - 2.4%
BAE Systems PLC	17,927	131,253
Singapore Technologies Engineering Ltd.	8,400	19,669

Total Aerospace & Defense		150,922

Air Freight & Logistics - 0.6%
bpost SA	826	19,947
Singapore Post Ltd.	18,000	18,711

Total Air Freight & Logistics		38,658

Airlines - 2.9%
Air New Zealand Ltd.	6,316	9,731
Japan Airlines Co., Ltd.	4,400	140,367
Singapore Airlines Ltd.	4,400	30,908

Total Airlines		181,006

Commercial Services & Supplies - 0.3%
Downer EDI Ltd.	4,437	20,863

Construction & Engineering - 1.7%
Carillion PLC	4,704	12,752
Galliford Try PLC	439	7,450
Skanska AB, Class B Shares	3,430	83,916

Total Construction & Engineering		104,118

Industrial Conglomerates - 1.3%
Keppel Corp., Ltd.	17,800	77,927

Machinery - 0.3%
Yangzijiang Shipbuilding Holdings Ltd.	33,900	19,363

Marine - 1.1%
Kuehne & Nagel International AG, Registered Shares	513	69,883

Trading Companies & Distributors - 2.6%
Marubeni Corp.	26,100	158,944

Transportation Infrastructure - 0.3%
Abertis Infraestructuras SA	1,283	18,344

TOTAL INDUSTRIALS		840,028

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.3%
VTech Holdings Ltd.	1,300	$16,169

Electronic Equipment, Instruments & Components - 0.1%
Venture Corp., Ltd.	1,200	8,676

IT Services - 0.2%
NEC Networks & System Integration Corp.	300	5,468
Tieto OYJ	291	8,061

Total IT Services		13,529

Technology Hardware, Storage & Peripherals - 0.2%
Neopost SA	409	13,506

TOTAL INFORMATION TECHNOLOGY		51,880

MATERIALS - 5.8%
Chemicals - 3.9%
BASF SE	1,741	167,493
Yara International ASA	1,755	73,961

Total Chemicals		241,454

Construction Materials - 0.4%
CSR Ltd.	6,637	22,198

Paper & Forest Products - 1.5%
Navigator Co. SA	1,899	6,906
UPM-Kymmene OYJ	3,837	86,983

Total Paper & Forest Products		93,889

TOTAL MATERIALS		357,541

REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Ascendas Hospitality Trust	8,400	4,381
Ascendas Real Estate Investment Trust	29,600	51,666
Befimmo SA	72	3,946
CapitaLand Commercial Trust	21,500	23,264
CapitaLand Mall Trust	24,900	34,275
CDL Hospitality Trusts	5,100	5,121
Charter Hall Retail REIT	4,218	13,532
Cominar Real Estate Investment Trust	1,200	13,455
Cromwell Property Group	8,981	6,641
Daiwa House REIT Investment Corp.	5	12,594
Dream Global Real Estate Investment Trust	802	5,874
Frasers Centrepoint Trust	3,200	4,541
H&R Real Estate Investment Trust	1,201	20,822
Invesco Office J-REIT Inc.	11	9,674
Japan Rental Housing Investments Inc.	13	9,510
Keppel DC REIT	5,148	4,365
Keppel REIT	11,200	8,026
Mapletree Greater China Commercial Trust	12,600	8,538
Mapletree Industrial Trust	6,000	7,003
Mapletree Logistics Trust	9,800	7,301
Northview Apartment Real Estate Investment Trust	300	4,784
OUE Hospitality Trust	7,000	3,452
Pure Industrial Real Estate Trust	1,701	7,438
RioCan Real Estate Investment Trust	1,400	27,984

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Smart Real Estate Investment Trust	700	$17,225
Starhill Global REIT	6,400	3,474
Suntec Real Estate Investment Trust	12,000	14,730
Wereldhave NV	411	17,991

Total Equity Real Estate Investment Trusts (REITs)		351,607

Real Estate Management & Development - 0.6%
Swire Pacific Ltd., Class A Shares	3,500	35,704

TOTAL REAL ESTATE		387,311

TELECOMMUNICATION SERVICES - 10.9%
Diversified Telecommunication Services - 9.9%
BCE Inc.	2,600	117,207
HKT Trust and HKT Ltd.	28,000	39,263
PCCW Ltd.	26,000	15,817
Singapore Telecommunications Ltd.	53,300	146,359
Swisscom AG, Registered Shares	327	143,747
Telstra Corp., Ltd.	39,859	151,146

Total Diversified Telecommunication Services		613,539

Wireless Telecommunication Services - 1.0%
Freenet AG	1,703	51,034
M1 Ltd.	6,500	9,270
SmarTone Telecommunications Holdings Ltd.	3,000	4,137

Total Wireless Telecommunication Services		64,441

TOTAL TELECOMMUNICATION SERVICES		677,980

UTILITIES - 13.2%
Electric Utilities - 6.6%
Energias de Portugal SA	18,217	52,860
Iberdrola SA	24,893	156,771
Red Electrica Corporacion SA	7,222	128,871
Terna-Rete Elettrica Nazionale SpA	16,570	72,587

Total Electric Utilities		411,089

Gas Utilities - 2.0%
Gas Natural SDG SA	6,389	122,903

Multi-Utilities - 2.4%
National Grid PLC	12,736	148,635
REN - Redes Energeticas Nacionais SGPS SA	1,359	3,738

Total Multi-Utilities		152,373

Water Utilities - 2.2%
Pennon Group PLC	2,736	27,294
Severn Trent PLC	1,771	50,574
United Utilities Group PLC	4,879	56,283

Total Water Utilities		134,151

TOTAL UTILITIES		820,516

TOTAL COMMON STOCKS (Cost - $6,051,777)		6,273,823

INVESTMENTS IN UNDERLYING FUNDS - 0.6%
Schwab International Equity ETF (Cost - $36,749)	1,300	37,297

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (Cost - $14,982)	203	15,197

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $6,103,508)		6,326,317

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $16,412)	0.461%	16,412	$16,412

TOTAL INVESTMENTS - 101.8% (Cost - $6,119,920#)			6,342,729
Liabilities in Excess of Other Assets - (1.8)%			(110,658)

TOTAL NET ASSETS - 100.0%			$6,232,071

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason International Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”) (formerly Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the BATS Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis;

Notes to Schedule of Investments (unaudited) (continued)

yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$6,273,823	—	—	$6,273,823
Investments in Underlying Funds	37,297	—	—	37,297
Preferred Stocks	15,197	—	—	15,197

Total Long-Term Investments	$6,326,317	—	—	$6,326,317

Short-Term Investments†	16,412	—	—	16,412

Total Investments	$6,342,729	—	—	$6,342,729

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$112	—	$112

Total	$6,342,729	$112	—	$6,342,841

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$117,751	—	$117,751

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2017, securities valued at $5,456,965 were transferred from Level 2 to Level 1 within the fair value hierarchy because fair value procedures were applied on October 31, 2016, when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$341,491
Gross unrealized depreciation	(118,682)

Net unrealized appreciation	$222,809

At January 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	926,787	CHF	935,068	Bank of New York	2/7/17	$(18,374)
USD	1,845,515	EUR	1,739,165	Bank of New York	2/7/17	(32,224)
USD	539,971	JPY	62,335,559	Bank of New York	2/7/17	(12,172)
USD	33,246	NZD	47,398	Bank of New York	2/7/17	(1,525)
USD	386,453	AUD	526,567	UBS AG	2/7/17	(12,847)
USD	334,980	CAD	442,317	UBS AG	2/7/17	(4,953)
USD	939,826	GBP	756,299	UBS AG	2/7/17	(11,668)
USD	138,595	HKD	1,074,419	UBS AG	2/7/17	112
USD	72,673	NOK	617,633	UBS AG	2/7/17	(2,212)
USD	432,070	SEK	3,885,518	UBS AG	2/7/17	(12,228)
USD	677,493	SGD	968,222	UBS AG	2/7/17	(9,548)

Total						$(117,639)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017